Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal year	Summary compensation table total for PEO(1) ($)	Compensation actually paid to PEO(2) ($)	Average summary compensation table total for non-PEO NEOs(1)(3) ($)	Average compensation actually paid to non-PEO NEOs(2)(3) ($)	Value of initial fixed $100 investment based on:		Net income ($)	Net realized gains/(losses) for Principal Finance segment ($)
					Total shareholder return ($)	Peer group total shareholder return(4) ($)
2024	11,747,782	10,353,388	5,070,916	4,490,662	82	109	229,583,000	327,174,000
2023	11,727,836	19,336,976	4,914,556	6,793,242	193	116	718,199,000	187,376,000
2022	5,731,151	4,664,352	3,023,362	2,565,418	78	84	97,459,000	134,473,000

Company Selected Measure Name	Net realized gains/(losses) for the Principal Finance segment
Named Executive Officers, Footnote	Mr. Bogart was the PEO and Messrs. Molot (the Company’s Chief Investment Officer) and Licht (the Company’s Chief Financial Officer) and Mmes. Will (the Company’s President) and O’Connell (the Company’s Chief Strategy Officer) were the non-PEO Named Executive Officers during the 2024 fiscal year, the 2023 fiscal year and the 2022 fiscal year.
Peer Group Issuers, Footnote	The peer group for these purposes is the S&P Small Cap 600 Financials index.
PEO Total Compensation Amount	$ 11,747,782	$ 11,727,836	$ 5,731,151
PEO Actually Paid Compensation Amount	$ 10,353,388	19,336,976	4,664,352
Adjustment To PEO Compensation, Footnote	Amounts in these columns have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received. The table below sets forth the adjustments prescribed by Item 402(v) to the applicable “Total” column in the “Summary compensation table” to determine the “Compensation actually paid” amounts. In addition, all amounts presented below for non-PEO Named Executive Officers are averages of the non-PEO Named Executive Officers group.

Fiscal year	Summary compensation table total for PEO ($)	Deduct: Stock awards for PEO(i) ($)	Add: Year-end value of unvested equity awards granted during year for PEO(ii) ($)	Increase/(decrease) in value of unvested equity awards granted in prior years for PEO ($)	Add: Value of equity awards granted and vested during year for PEO ($)	Increase/(decrease) in value of equity awards granted in prior years which vested during year for PEO ($)	Deduct: Equity awards that failed to vest during year for PEO ($)	Add: Dividends for PEO ($)	Total (compensation actually paid to PEO) ($)
2024	11,747,782	(3,333,443)	2,879,269	(1,039,608)	—	99,389	—	—	10,353,388
2023	11,727,836	(1,458,625)	6,099,134	3,144,257	—	(175,626)	—	—	19,336,976
2022	5,731,151	(1,821,722)	1,600,970	(846,047)	—	—	—	—	4,664,352

Non-PEO NEO Average Total Compensation Amount	$ 5,070,916	4,914,556	3,023,362
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,490,662	6,793,242	2,565,418
Adjustment to Non-PEO NEO Compensation Footnote	Amounts in these columns have been calculated in accordance with the requirements of Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received. The table below sets forth the adjustments prescribed by Item 402(v) to the applicable “Total” column in the “Summary compensation table” to determine the “Compensation actually paid” amounts. In addition, all amounts presented below for non-PEO Named Executive Officers are averages of the non-PEO Named Executive Officers group.Amounts for the 2022 fiscal year for non-PEO Named Executive Officers do not include any compensation for Mr. Kenneth Brause, the Company’s former Chief Financial Officer who ceased serving as the Company’s Chief Financial Officer on September 5, 2022. The exclusion of Mr. Brause’s compensation from these calculations is in connection with the Company’s transition to US domestic reporting status and due to his individualized compensation not being previously disclosed and not being required to be disclosed by the Company prior to such transition to domestic reporting status.

Fiscal year	Summary compensation table total for non-PEO NEOs ($)	Deduct: Stock awards for non-PEO NEOs(i) ($)	Add: Year-end value of unvested equity awards granted during year for non-PEO NEOs(ii) ($)	Increase/(decrease) in value of unvested equity awards granted in prior years for non-PEO NEOs ($)	Add: Value of equity awards granted and vested during year for non-PEO NEOs ($)	Increase/(decrease) in value of equity awards granted in prior years which vested during year for non-PEO NEOs ($)	Deduct: Equity awards that failed to vest during year for non-PEO NEOs ($)	Add: Dividends for non-PEO NEOs ($)	Total (compensation actually paid to non-PEO NEOs) ($)
2024	5,070,916	(1,047,307)	913,703	(479,393)	—	32,742	—	—	4,490,662
2023	4,914,556	(679,112)	1,428,254	1,255,409	—	(125,865)	—	—	6,793,242
2022	3,023,362	(767,192)	733,575	(406,844)	—	(17,484)	—	—	2,565,418

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO Named Executive Officers (in each case, with “compensation actually paid” calculated as set forth above in accordance with Item 402(v) of Regulation S-K) during the 2024 fiscal year, the 2023 fiscal year and the 2022 fiscal year and the Company’s cumulative TSR measured starting from December 31, 2021 for each covered fiscal year. The graph below also shows the relationship between the Company’s TSR performance and the TSR performance of the peer group in the “pay versus performance” table above (which is the S&P Small Cap 600 Financials index) over the same period.

Compensation Actually Paid vs. Net Income
Relationship between compensation actually paid and net income/(loss)
The Company is a finance and asset management company focused on the business of law and manages a portfolio of legal finance assets funded primarily by the Company’s balance sheet. The legal finance assets comprising the Company’s portfolio are Level 3 assets for purposes of determining their fair value, which the Company reports on a quarterly basis. Quarterly fluctuations in the fair value of the legal finance assets drive the Company’s capital provision income/(loss), which is the primary source of the Company’s consolidated revenues. As a result, the Company’s net income/(loss) is subject to significant volatility from period to period resulting from a range of inputs to the Company’s fair value methodology, and any correlation between the Company’s net income/(loss) and executive compensation levels is coincidental.
In any given period, the “compensation actually paid” to the PEO and the non-PEO Named Executive Officers is more closely tied to (i) the net realized gains/(losses) generated by the Company’s portfolio, which are listed as the Company-selected financial performance measure in the “pay versus performance” table above, and (ii) the change in price of the Company’s ordinary shares.
To align the compensation of the PEO and the non-PEO Named Executive Officers with the performance of the Company’s legal finance portfolio, a significant portion of their respective total compensation is awarded as long-term incentive compensation, which is tied directly to the cash profits generated by the Company’s legal finance portfolio. While long-term incentive compensation is accrued in the Company’s consolidated financial statements based on fair value gains/(losses) resulting from the quarterly portfolio valuation process (i.e., capital provision income/(loss)), that compensation is only paid upon the realization of those fair value gains/(losses) and receipt of cash proceeds. Therefore, the payment of long-term incentive compensation is more closely related to the cash-based metric of net realized gains/(losses), and only when those realized gains have been definitively settled in cash.
In addition, to align the interests of the PEO and the non-PEO Named Executive Officers with those of the Company’s shareholders, a significant portion of their respective total compensation is comprised of equity-based awards that vest and/or are deferred over multiple years. As a result, the “compensation actually paid” to the PEO and the non-PEO
Named Executive Officers, as calculated in accordance with Item 402(v) of Regulation S-K, is significantly driven by movements in the Company’s share price that occur after the grant date of such share-based awards.

Compensation Actually Paid vs. Company Selected Measure
Relationship between “compensation actually paid” and performance measures
The graph below shows the relationship between the “compensation actually paid” to the PEO and the average of the “compensation actually paid” to the non-PEO Named Executive Officers (in each case, with “compensation actually paid” calculated as set forth above in accordance with Item 402(v) of Regulation S-K) during the 2024 fiscal year, the 2023 fiscal year and the 2022 fiscal year and the net realized gains/(losses) for the Principal Finance segment over the same period.

Tabular List, Table

Performance measures
Net realized gains/(losses) for the Principal Finance segment
TSR

Total Shareholder Return Amount	$ 82	193	78
Peer Group Total Shareholder Return Amount	109	116	84
Net Income (Loss)	$ 229,583,000	$ 718,199,000	$ 97,459,000
Company Selected Measure Amount	327,174,000	187,376,000	134,473,000
PEO Name	Mr. Bogart
Equity Awards Adjustments, Footnote	.
ii.Amounts in this column represent the respective share-based awards granted to the PEO and each of the non-PEO Named Executive Officers disclosed in the “Deduct: stock awards for PEO” and “Deduct: stock awards for non-PEO NEOs”, respectively, and corresponding footnote multiplied by the closing price of $12.75 per ordinary share of the Company’s ordinary shares on the NYSE on December 31, 2024, which was the last trading day for the 2024 fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name	Net realized gains/(losses) for the Principal Finance segment
Measure:: 2
Pay vs Performance Disclosure
Name	TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,333,443)	$ (1,458,625)	$ (1,821,722)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,879,269	6,099,134	1,600,970
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,039,608)	3,144,257	(846,047)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,389	(175,626)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,047,307)	(679,112)	(767,192)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	913,703	1,428,254	733,575
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(479,393)	1,255,409	(406,844)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,742	(125,865)	(17,484)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0